MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY):
MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)

NOTE 5  MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)

During the year ended December 31, 2010, the Company acquired (the “Acquisition”) 100% of “Handcamp,” a gold property, from Kat Exploration, Inc. (“KATX”) in exchange for 161,000,000 shares of the Company’s common stock.

Under the terms of the agreement governing the Acquisition, the Company issued 65,000,000 shares of its common stock to KATX on September 4, 2010, and the remaining 96,000,000 shares of its common stock were issued to KATX on September 14, 2010.

The common shares were valued at $0.70 per share, the closing stock price on the date of the closing, resulting in recorded goodwill of $112,700,000. The Company’s management, upon review, determined that such amount might not be fully recoverable due to future cash flows being an uncertainty and an adjustment to write down the property was recorded.

NOTE 5 MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)

During the year ended December 31, 2010, the Company acquired (the “Acquisition”) 100% of “Handcamp,” a gold property, from Kat Exploration, Inc. (“KATX”) in exchange for 161,000,000 shares of the Company’s common stock.

Under the terms of the agreement governing the Acquisition, the Company issued 65,000,000 shares of its common stock to KATX on September 4, 2010, and the remaining 96,000,000 shares of its common stock were issued to KATX on September 14, 2010.

The common shares were valued at $0.70 per share, the closing stock price on the date of the closing, resulting in recorded goodwill of $112,700,000. The Company’s management, upon review, determined that such amount might not be fully recoverable due to future cash flows being an uncertainty and an adjustment to write down the property was recorded.